Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
GOODWILL	Total	Passive Safety Segment	Electronics Segment
Carrying amount at January 1, 2015	$1,594.0	$1,400.5	$193.5
Acquisition	84.5	—	84.5
Translation differences	(12.2)	(12.2)	—
Carrying amount at December 31, 2015	$1,666.3	$1,388.3	$278.0
Acquisition	217.8	—	217.8
Translation differences	(13.4)	(7.7)	(5.7)

Carrying amount at December 31, 2016	$1,870.7	$1,380.6	$490.1

Schedule of Amortizable Intangibles
AMORTIZABLE INTANGIBLES	2016	2015
Gross carrying amount	$618.2	$484.9
Accumulated amortization	(405.7)	(356.9)
Carrying value	$212.5	$128.0